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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

     Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 2 of its series, Evergreen Utility and Telecommunications Fund and Evergreen Health Care Fund for the year ended October 31, 2007. These 2 series have an October 31, fiscal year end.

Date of reporting period: October 31, 2007

Item 1 - Reports to Stockholders.

Evergreen Utility and Telecommunications Fund

Evergreen

UTILITY AND TELECOMMUNICATIONS FUND

Annual Report
as of October 31, 2007

Evergreen Investments™
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2007

Dennis H. Ferro

President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Utility and Telecommunications Fund for the twelve-month period ended October 31, 2007.

Equity markets delivered solid returns during the twelve-month period, with stock values driven higher by the sustained, global economic expansion and persistently improving corporate profitability. After producing very strong results in the first half of the fiscal year, the markets became more volatile in the closing months of the period, however. Then, weakness in the U.S. housing industry led to rapidly deteriorating conditions in the subprime mortgage market, raising anxieties in credit markets throughout the globe and roiling equity markets. These concerns prompted the U.S. Federal Reserve Board and other major central banks to intervene and inject additional liquidity into the capital markets.

While these steps over the period’s final three months restored some measure of confidence, equity investors continued to watch warily for signs of economic weakness. Stocks of U.S. companies produced healthy returns, although their performance trailed that of foreign stocks. As the period progressed, investors tended to favor larger companies with more consistent earnings, while the growth style of investing led the market after several years of outperformance by value stocks.

In the U.S. bond market, high-yield, corporate debt maintained a slight

1

LETTER TO SHAREHOLDERS continued

performance edge over higher-quality securities for the full twelvemonth period, but underperformed over the final six months of the fiscal year when problems in the subprime mortgage market raised concerns about credit quality. The latter half of the period witnessed a general flight to quality as investors sought out the highest quality securities, especially U.S. Treasuries and the sovereign debt of foreign developed nations. The U.S. dollar weakened against major foreign currencies, adding to the returns realized by U.S. investors in foreign markets.

Despite the problems in housing and subprime mortgages, the domestic economy maintained its growth trajectory. Solid increases in exports and in business investment helped offset declining residential values. At the same time, steadily rising employment levels and moderately improving wages increased prospects that healthy consumer spending patterns would be sustained. Substantially exceeding expectations, U.S. Gross Domestic Product grew at an annual rate of 4.9% in the third quarter of 2007, significantly higher than the brisk 3.8% rate of the previous quarter. However, some signs of emerging economic weakness began to appear. Operating earnings of companies in the S&P 500 Index declined in the third quarter, principally because of dramatic write-downs taken by major corporations, predominately in the financials sector. Moreover, surging prices for oil, gold and most commodities, combined with the declining U.S. dollar, suggested some increased potential for rising inflation.

During the twelve-month period, managers of Evergreen’s sector funds focused on specific areas of the equity markets, with an emphasis on higher-quality companies with solid balance sheets. Managers of

2

LETTER TO SHAREHOLDERS continued

Evergreen Health Care Fund, for example, kept the fund well diversified among companies of different sizes, geographies and industry groups. Meanwhile, the team managing Evergreen Utility and Telecommunications Fund concentrated on utilities with improving fundamentals and in companies with the potential to increase dividends to shareholders.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE
as of October 31, 2007

MANAGEMENT TEAM

Investment Advisor:
• Evergreen
Investment
Management
Company, LLC

Sub-Advisor:
• Crow Point
Partners, LLC

Portfolio Manager:
• Timothy P.
O’Brien, CFA

CURRENT
INVESTMENT
STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/4/1994

	Class A	Class B	Class C	Class I
Class inception date	1/4/1994	1/4/1994	9/2/1994	2/28/1994

Nasdaq symbol	EVUAX	EVUBX	EVUCX	EVUYX

Average annual return*

1-year with sales charge	22.51%	23.91%	27.99%	N/A

1-year w/o sales charge	29.97%	28.91%	28.99%	30.24%

5-year	25.01%	25.43%	25.57%	26.87%

10-year	10.98%	10.82%	10.82%	11.94%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Comparison of a $10,000 investment in the Evergreen Utility and Telecommunications Fund Class A shares versus a similar investment in the S&P 500 Index (S&P 500), the S&P Utilities Index (S&P Utilities) and the Consumer Price Index (CPI).

The S&P 500 and the S&P Utilities are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 29.97% for the twelve-month period ended October 31, 2007, excluding any applicable sales charges. During the same period, the S&P 500 returned 14.56% and the S&P Utilities returned 22.61%.

The fund’s objective is to seek high current income and moderate capital growth.

The fiscal year provided a generally favorable backdrop for investments in utility-related equities. Until the Federal Reserve Board began cutting short-term rates in late summer, both short-term and longer-term interest rates were fairly stable, which tends to be a good environment for utilities. Capital investment by utility corporations remained robust over the period, while utilities generally produced solid growth in their earnings. In managing the portfolio to seek high current income and moderate capital growth, we continued to focus on investments in companies with improving fundamentals and in companies that we believed had the ability to increase their dividends to shareholders. As a consequence, we were able to increase dividend yields to shareholders substantially during the period while also outperforming fund benchmarks on a total return basis.

Several major utility and telecommunications services firms made substantial positive contributions to fund results for the period. Energy-related utilities that helped support results included: Mirant Corporation, an Atlanta-based wholesale electric generation company; Public Service Enterprise Group, a New Jersey-based electric and gas utility; Southwestern Energy of Houston, Texas, which focuses on natural gas exploration, production and distribution; and Fortum, a Finnish electric utility company. Telephone companies that added to results included: AT&T, the nation’s largest telephone company; Rogers Communications, a wireless and cable provider based in Toronto; Shenandoah Telecom, a rural wireless and local telephone company; and Verizon Communications, the second largest U.S. telephone company.

During a period when the U.S. dollar declined in value relative to most other major currencies, the fund’s exposure to several foreign utilities also helped boost results. Nevertheless, three foreign-based holdings underperformed during the period. The laggards were British Energy, the largest electricity generator producer in the U.K.; Kelda Group plc, a water and wastewater services company also operating in the U.K.; and TeliaSonera, a leading wireless services company operating in Nordic countries and the Baltic region. Other investments that hindered performance included Calpine, a major power producer based in California, and Leap Wireless, a California-based company providing wireless services in more than 20 states. In addition, while the fund’s investments in preferred stocks of utilities generated relatively high levels of dividend income, these securities lagged the overall market on a total return basis.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of October 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2007	10/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,061.82	$ 5.30
Class B	$ 1,000.00	$ 1,057.56	$ 9.18
Class C	$ 1,000.00	$ 1,057.86	$ 9.18
Class I	$ 1,000.00	$ 1,063.71	$ 4.01
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.06	$ 5.19
Class B	$ 1,000.00	$ 1,016.28	$ 9.00
Class C	$ 1,000.00	$ 1,016.28	$ 9.00
Class I	$ 1,000.00	$ 1,021.32	$ 3.92

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.02% for Class A, 1.77% for Class B, 1.77% for Class C and 0.77% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period

		Year Ended October 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 13.63	$ 12.03	$ 9.54	$ 7.67	$ 6.40

Income from investment operations
Net investment income (loss)	0.75	1.15[1]	0.41	0.21	0.17
Net realized and unrealized gains or losses on investments	3.23	1.35	2.49	1.87	1.27
Total from investment operations	3.98	2.50	2.90	2.08	1.44

Distributions to shareholders from
Net investment income	(0.92)	(0.90)	(0.41)	(0.21)	(0.17)

Net asset value, end of period	$ 16.69	$ 13.63	$ 12.03	$ 9.54	$ 7.67

Total return[2]	29.97%	21.67%	30.67%	27.44%	22.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$507,539	$329,166	$263,563	$195,751	$164,414
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.04%	1.11%	1.08%	1.32%	1.58%
Expenses excluding waivers/reimbursements and expense reductions	1.09%	1.20%	1.24%	1.50%	1.66%
Net investment income (loss)	5.12%	9.05%	3.71%	2.43%	2.55%
Portfolio turnover rate	75%	121%	106%	49%	177%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended October 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 13.63	$ 12.03	$ 9.55	$ 7.67	$ 6.40

Income from investment operations
Net investment income (loss)	0.69	1.09[1]	0.33	0.15	0.12
Net realized and unrealized gains or losses on investments	3.16	1.32	2.48	1.88	1.27
Total from investment operations	3.85	2.41	2.81	2.03	1.39

Distributions to shareholders from
Net investment income	(0.79)	(0.81)	(0.33)	(0.15)	(0.12)

Net asset value, end of period	$ 16.69	$ 13.63	$ 12.03	$ 9.55	$ 7.67

Total return[2]	28.91%	20.85%	29.66%	26.69%	22.09%

Ratios and supplemental data
Net assets, end of period (thousands)	$77,683	$69,496	$66,717	$60,169	$58,975
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.79%	1.86%	1.77%	2.03%	2.30%
Expenses excluding waivers/reimbursements and expense reductions	1.79%	1.90%	1.93%	2.21%	2.38%
Net investment income (loss)	4.32%	8.60%	2.98%	1.73%	1.87%
Portfolio turnover rate	75%	121%	106%	49%	177%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended October 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 13.63	$ 12.04	$ 9.56	$ 7.68	$ 6.41

Income from investment operations
Net investment income (loss)	0.67[1]	1.00[1]	0.33	0.15	0.13
Net realized and unrealized gains or losses on investments	3.19	1.41	2.48	1.88	1.26
Total from investment operations	3.86	2.41	2.81	2.03	1.39

Distributions to shareholders from
Net investment income	(0.80)	(0.82)	(0.33)	(0.15)	(0.12)

Net asset value, end of period	$ 16.69	$ 13.63	$ 12.04	$ 9.56	$ 7.68

Total return[2]	28.99%	20.77%	29.63%	26.66%	22.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$123,039	$45,765	$26,619	$13,168	$11,831
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.79%	1.86%	1.80%	2.03%	2.30%
Expenses excluding waivers/reimbursements and expense reductions	1.79%	1.90%	1.96%	2.21%	2.38%
Net investment income (loss)	4.33%	7.92%	3.11%	1.72%	1.80%
Portfolio turnover rate	75%	121%	106%	49%	177%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended October 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$13.65	$12.04	$ 9.55	$ 7.68	$ 6.40

Income from investment operations
Net investment income (loss)	0.78	1.26[1]	0.43	0.22[1]	0.20
Net realized and unrealized gains or losses on investments	3.24	1.28	2.50	1.88	1.27
Total from investment operations	4.02	2.54	2.93	2.10	1.47

Distributions to shareholders from
Net investment income	(0.95)	(0.93)	(0.44)	(0.23)	(0.19)

Net asset value, end of period	$16.72	$13.65	$12.04	$ 9.55	$ 7.68

Total return	30.24%	22.09%	31.01%	27.76%	23.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,677	$2,606	$7,168	$2,367	$ 689
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.79%	0.86%	0.81%	0.98%	1.30%
Expenses excluding waivers/reimbursements and expense reductions	0.79%	0.90%	0.97%	1.16%	1.38%
Net investment income (loss)	5.31%	9.98%	4.42%	2.57%	2.86%
Portfolio turnover rate	75%	121%	106%	49%	177%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2007

	Shares	Value

COMMON STOCKS 83.7%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
Idearc, Inc.	26,250	$708,225
Virgin Media, Inc.	25,000	552,750

		1,260,975

ENERGY 19.6%
Energy Equipment & Services 2.0%
Transocean, Inc. *	117,000	13,966,290

Oil, Gas & Consumable Fuels 17.6%
Cameco Corp. p	250,000	12,262,500
Copano Energy, LLC p	748,000	28,955,080
Crosstex Energy, Inc. p	400,000	14,748,000
NuSTAR GP Holdings, LLC	600,000	19,392,000
Southwestern Energy Co. *	650,000	33,624,500
USEC, Inc. * p	125,000	1,100,000
Williams Partners, LP p	335,000	15,326,250

		125,408,330

FINANCIALS 0.1%
Real Estate Investment Trusts 0.1%
Dupont Fabros Technology, Inc. *	37,330	801,848

INFORMATION TECHNOLOGY 0.0%
Software 0.0%
VMware, Inc., Class A *	1,000	124,830

TELECOMMUNICATION SERVICES 24.3%
Diversified Telecommunication Services 10.9%
AT&T, Inc.	800,000	33,432,000
Elisa Oyj p	436,210	12,961,224
Shenandoah Telecommunications Co. p +	720,000	17,208,000
Verizon Communications, Inc.	300,000	13,821,000
Windstream Corp.	25,848	347,656

		77,769,880

Wireless Telecommunication Services 13.4%
Alltel Corp.	100,000	7,115,000
American Tower Corp., Class A *	225,000	9,940,500
Centennial Communications Corp. *	700,000	7,168,000
Crown Castle International Corp. * p	444,800	18,267,936
Dobson Communications Corp., Class A *	475,000	6,146,500
NII Holdings, Inc. *	126,700	7,348,600
Rogers Communications, Inc., Class B	400,000	20,384,000
SBA Communcations Corp. *	200,000	7,120,000
Virgin Mobile USA, Inc., Class A * p	310,000	3,766,500
Vodafone Group plc	2,000,000	7,887,438

		95,144,474

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2007

	Shares	Value

COMMON STOCKS continued
UTILITIES 39.5%
Electric Utilities 16.7%
Allegheny Energy, Inc. *	200,000	$12,132,000
Allete, Inc. p	100,000	4,369,000
DPL, Inc. p	350,000	10,164,000
E.ON AG, ADR	65,000	4,231,500
Edison International	150,000	8,722,500
El Paso Electric Co. *	20,000	487,000
Entergy Corp.	261,000	31,286,070
Exelon Corp.	58,000	4,801,240
FirstEnergy Corp.	200,000	13,940,000
Fortum Oyj	100,000	4,340,516
FPL Group, Inc.	200,000	13,684,000
ITC Holdings Corp.	65,000	3,720,600
Maine & Maritimes Corp. *	2,365	71,920
NRG Energy, Inc. *	100,000	4,566,000
Red Electrica de Espana SA	44,000	2,471,112

		118,987,458

Gas Utilities 2.1%
Enagas SA	83,000	2,359,354
EnergySouth, Inc.	3,000	168,600
Questar Corp.	127,000	7,249,160
UGI Corp.	200,000	5,324,000

		15,101,114

Independent Power Producers & Energy Traders 8.0%
AES Corp. *	243,750	5,218,688
Calpine Corp. *	2,147,000	3,263,440
Canadian Hydro Developers, Inc. *	105,000	722,880
Constellation Energy Group, Inc.	250,000	23,675,000
Dynegy, Inc., Class A *	2,020,000	18,604,200
Ormat Technologies, Inc.	100,000	5,393,000

		56,877,208

Multi-Utilities 12.4%
Ameren Corp. p	66,500	3,594,990
Florida Public Utilities Co.	25,000	301,000
National Grid Transco plc, ADR p	165,000	13,530,000
PG&E Corp.	75,000	3,669,750
Public Service Enterprise Group, Inc.	301,705	28,842,998
RWE AG	125,000	17,074,095
Sempra Energy p	200,000	12,302,000
Wisconsin Energy Corp.	190,000	9,097,200

		88,412,033

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2007

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Water Utilities 0.3%
Aqua America, Inc. p	25,000	$581,500
Pennichuck Corp.	50,000	1,287,000

		1,868,500

Total Common Stocks (cost $433,944,512)		595,722,940

CONVERTIBLE PREFERRED STOCKS 0.7%
FINANCIALS 0.7%
Real Estate Investment Trusts 0.7%
Annaly Capital Management, Inc., 6.00% (cost $3,765,633)	150,000	5,062,500

PREFERRED STOCKS 1.0%
FINANCIALS 0.0%
Real Estate Investment Trusts 0.0%
Thornburg Mortgage, Inc., 7.50%	6,900	110,676

MATERIALS 0.0%
Metals & Mining 0.0%
Ryerson, Inc., Ser. A, 2.40% (h)	4,500	155,250

UTILITIES 1.0%
Electric Utilities 0.8%
Carolina Power & Light Co., 5.00%	2,000	179,250
Central Illinois Public Service Co., 4.92%	11,000	992,063
Connecticut Light & Power, Ser. 54E, 2.06%	3,925	154,302
Consolidated Edison, Inc., 5.00%	20,650	1,843,012
Entergy Arkansas, Inc., Ser. 1965, 4.56%	1,673	142,100
Pacific Gas & Electric Co., Ser. I, 4.36%	31,400	617,010
Southern California Edison Co., Ser. B, 4.08%	1,200	22,662
Union Electric Co., 4.56%	9,600	821,856
Union Electric Co., Ser. 1969, 4.00%	6,300	472,500

		5,244,755

Multi-Utilities 0.2%
Public Service Company of New Mexico, Ser. 1965, 4.58%	18,000	1,591,874

Total Preferred Stocks (cost $7,055,884)		7,102,555

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 1.8%
ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
McMoRan Exploration Co., 5.25%, 10/06/2011 144A +	$ 5,000,000	5,325,000
Peabody Energy Corp., 4.75%, 12/15/2066	1,000,000	1,170,000

		6,495,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2007

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES continued
UTILITIES 0.9%
Electric Utilities 0.9%
Reliant Energy, Inc., 5.00%, 08/15/2010	$2,000,000	$6,037,500

Total Convertible Debentures (cost $9,004,102)		12,532,500

CORPORATE BONDS 1.4%
UTILITIES 1.4%
Independent Power Producers & Energy Traders 1.4%
Calpine Corp, 8.50%, 02/15/2011 • (cost $10,211,625)	8,700,000	10,179,000

	Shares	Value

WARRANTS 5.4%
UTILITIES 5.4%
Electric Utilities 5.4%
Mirant Corp., Ser. A, Expiring 01/03/2011 *	1,200,000	26,712,000
Mirant Corp., Ser. B, Expiring 01/03/2011 *	500,000	11,537,500

Total Warrants (cost $18,870,090)		38,249,500

MUTUAL FUND SHARES 0.3%
Tortoise Capital Resources Corp. p	100,000	1,449,000
Tortoise Energy Capital Corp.	22,000	594,880

Total Mutual Fund Shares (cost $2,200,700)		2,043,880

EXCHANGE TRADED FUND 1.8%
Genesis Energy, LP - (cost $9,785,846)	507,414	12,939,057

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 19.2%
CORPORATE BONDS 3.8%
Capital Markets 1.1%
Bear Stearns Cos., FRN, 5.08%, 01/10/2008	$ 4,001,952	3,995,781
Morgan Stanley, FRN, 5.12%, 01/11/2008	4,004,280	4,001,033

		7,996,814

Diversified Financial Services 2.4%
Bank of America Corp., FRN, 4.99%, 02/08/2008	4,000,000	4,000,825
Cortland Capital, LLC, FRN, 4.99%, 04/10/2008	4,999,539	4,998,586
Premier Asset Collateralized Entity, LLC, FRN, 5.07%, 05/15/2008	2,999,700	2,997,504
Sigma Finance, Inc., FRN, 4.84%, 06/16/2008	5,000,175	4,993,071

		16,989,986

Consumer Finance 0.3%
Toyota Motor Credit Corp., FRN, 4.82%, 05/08/2008	2,000,000	1,997,780

		26,984,580

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2007

	Shares	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
MUTUAL FUND SHARES 0.8%
AIM Short-Term Investments Trust Government & Agency Portfolio, Class I,
4.84% q	5,449,167	$5,449,167
Navigator Prime Portfolio, 5.03% §	54,100	54,100

		5,503,267

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 14.6%
ABN AMRO, Inc., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity
value $13,001,813	$13,000,000	13,000,000
Banc of America Securities, LLC , 5.01%, dated 10/31/2007, maturing
11/01/2007, maturity value $25,003,479	25,000,000	25,000,000
BNP Paribas SA, 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity
value $23,003,207	23,000,000	23,000,000
Cantor Fitzgerald & Co., 5.13%, dated 10/31/2007, maturing 11/01/2007,
maturity value $10,001,425	10,000,000	10,000,000
Credit Suisse First Boston, LLC, 5.02%, dated 10/31/2007, maturing
11/01/2007, maturity value $12,001,673	12,000,000	12,000,000
Deutsche Bank Securities, Inc., 5.02%, dated 10/31/2007, maturing
11/01/2007, maturity value $9,001,255	9,000,000	9,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.02%, dated 10/31/2007,
maturing 11/01/2007, maturity value $8,001,116	8,000,000	8,000,000
Greenwich Capital Markets, Inc., 5.02%, dated 10/31/2007, maturing
11/01/2007, maturity value $1,000,139	1,000,000	1,000,000
Lehman Brothers Holdings, Inc., 5.01%, dated 10/31/2007, maturing
11/01/2007, maturity value $2,000,278	2,000,000	2,000,000
Merrill Lynch & Co., Inc., 5.01%, dated 10/31/2007, maturing 11/01/2007,
maturity value $1,000,139	1,000,000	1,000,000

		104,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $136,487,847)		136,487,847

	Shares	Value

SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional Money Market Fund, Class I, 5.03% ø q
(cost $5,359,358)	5,359,358	5,359,358

Total Investments (cost $636,685,597) 116.0%		825,679,137
Other Assets and Liabilities (16.0%)		(113,741,358)

Net Assets 100.0%		$711,937,779

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2007

* Non-income producing security

p All or a portion of this security is on loan.

+ Security is deemed illiquid.

(h) Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

144A Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

• Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.

q Rate shown is the 7-day annualized yield at period end.

§ Rate shown is the 1-day annualized yield at period end.

^ Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 172 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
FRN	Floating Rate Note

The following table shows the percent of total long-term investments by industry as of October 31, 2007:

Electric Utilities	24.6%
Oil, Gas & Consumable Fuels	21.2%
Wireless Telecommunication Services	13.9%
Multi-Utilities	13.2%
Diversified Telecommunication Services	11.4%
Independent Power Producers & Energy Traders	9.8%
Gas Utilities	2.2%
Energy Equipment & Services	2.0%
Real Estate Investment Trusts	0.9%
Water Utilities	0.3%
Media	0.2%
Other	0.3%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007

Assets
Investments in securities, at value (cost $527,326,239) including $127,274,327 of
securities loaned	$716,319,779
Investments in affiliated money market fund, at value (cost $5,359,358)	5,359,358
Investments in repurchase agreements, at value (cost $104,000,000)	104,000,000

Total investments	825,679,137
Foreign currency, at value (cost $5,828,122)	6,057,533
Receivable for securities sold	27,406,256
Receivable for Fund shares sold	1,754,618
Dividends and interest receivable	1,968,595
Receivable for securities lending income	216,813
Receivable from investment advisor	3,146
Prepaid expenses and other assets	35,975

Total assets	863,122,073

Liabilities
Payable for securities purchased	13,763,098
Payable for Fund shares redeemed	859,649
Payable for securities on loan	136,487,847
Due to related parties	1,794
Accrued expenses and other liabilities	71,906

Total liabilities	151,184,294

Net assets	$711,937,779

Net assets represented by
Paid-in capital	$606,416,101
Overdistributed net investment income	(18,250)
Accumulated net realized losses on investments	(83,702,054)
Net unrealized gains on investments	189,241,982

Total net assets	$711,937,779

Net assets consists of
Class A	$507,539,150
Class B	77,682,586
Class C	123,039,416
Class I	3,676,627

Total net assets	$711,937,779

Shares outstanding (unlimited number of shares authorized)
Class A	30,417,081
Class B	4,654,165
Class C	7,373,819
Class I	219,957

Net asset value per share
Class A	$16.69
Class A — Offering price (based on sales charge of 5.75%)	$17.71
Class B	$16.69
Class C	$16.69
Class I	$16.72

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended October 31, 2007

Investment income
Dividends (net of foreign withholding taxes of $1,224,560)	$34,363,698
Income from affiliate	1,661,979
Securities lending	1,292,412
Interest	403,535

Total investment income	37,721,624

Expenses
Advisory fee	2,579,243
Distribution Plan expenses
Class A	1,323,193
Class B	804,785
Class C	893,537
Administrative services fee	610,475
Transfer agent fees	1,186,425
Trustees’ fees and expenses	13,690
Printing and postage expenses	89,315
Custodian and accounting fees	208,787
Registration and filing fees	105,757
Professional fees	39,336
Interest expense	9,006
Other	13,642

Total expenses	7,877,191
Less: Expense reductions	(30,374)
Expense reimbursements	(220,532)

Net expenses	7,626,285

Net investment income	30,095,339

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	19,211,745
Foreign currency related transactions	351,533

Net realized gains on investments	19,563,278
Net change in unrealized gains or losses on investments	98,242,112

Net realized and unrealized gains or losses on investments	117,805,390

Net increase in net assets resulting from operations	$147,900,729

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2007		2006

Operations
Net investment income		$30,095,339		$32,589,998
Net realized gains on investments		19,563,278		36,492,596
Net change in unrealized gains or losses
on investments		98,242,112		3,717,918

Net increase in net assets resulting from
operations		147,900,729		72,800,512

Distributions to shareholders from
Net investment income
Class A		(26,601,135)		(19,687,936)
Class B		(4,084,804)		(4,145,967)
Class C		(4,719,501)		(1,683,876)
Class I		(197,678)		(191,877)

Total distributions to shareholders		(35,603,118)		(25,709,656)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	12,686,585	198,974,153	6,648,775	85,941,534
Class B	2,034,101	31,550,020	768,601	9,917,443
Class C	4,810,872	73,885,999	2,080,895	27,243,651
Class I	122,415	1,896,752	94,610	1,215,066

		306,306,924		124,317,694

Net asset value of shares issued in
reinvestment of distributions
Class A	1,486,855	22,863,902	1,387,163	17,360,692
Class B	216,323	3,315,020	292,059	3,639,122
Class C	173,803	2,685,810	90,711	1,138,116
Class I	11,619	178,396	14,012	173,715

		29,043,128		22,311,645

Automatic conversion of Class B shares
to Class A shares
Class A	1,201,126	18,867,033	170,543	2,135,408
Class B	(1,201,207)	(18,867,033)	(170,621)	(2,135,408)

		0		0

Payment for shares redeemed
Class A	(9,101,394)	(142,751,195)	(5,978,937)	(74,984,576)
Class B	(1,494,569)	(23,290,405)	(1,336,490)	(16,902,771)
Class C	(967,860)	(15,077,940)	(1,026,039)	(12,665,418)
Class I	(105,044)	(1,622,594)	(513,081)	(6,202,311)

		(182,742,134)		(110,755,076)

Net increase in net assets resulting from
capital share transactions		152,607,918		35,874,263

Total increase in net assets		264,905,529		82,965,119
Net assets
Beginning of period		447,032,250		364,067,131

End of period	$ 711,937,779		$ 447,032,250

Undistributed (overdistributed)
net investment income		$(18,250)		$6,202,260

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Utility and Telecommunications Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

20

NOTES TO FINANCIAL STATEMENTS continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware

21

NOTES TO FINANCIAL STATEMENTS continued

of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses, real estate investment trusts, partnership investments and overdistributed net investment income. During the year ended October 31, 2007, the following amounts were reclassified:

Paid-in capital	$(532,003)
Overdistributed net investment income	(712,731)
Accumulated net realized losses on investments	1,244,734

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase. For the year ended October 31, 2007, the advisory fee was equivalent to 0.42% of the Fund’s average daily net assets.

Effective December 15, 2006, Crow Point Partners, LLC became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended October 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $220,532.

22

NOTES TO FINANCIAL STATEMENTS continued

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended October 31, 2007, the Fund paid brokerage commissions of $39,215 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2007, EIS received $307,800 from the sale of Class A shares and $163,999 and $40,150 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $568,687,630 and $428,079,278, respectively, for the year ended October 31, 2007.

During the year ended October 31, 2007, the Fund loaned securities to certain brokers. At Octo-ber 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $127,274,327 and $136,487,847, respectively.

23

NOTES TO FINANCIAL STATEMENTS continued

On October 31, 2007, the aggregate cost of securities for federal income tax purposes was $636,525,432. The gross unrealized appreciation and depreciation on securities based on tax cost was $196,265,604 and $7,111,899, respectively, with a net unrealized appreciation of $189,153,705.

As of October 31, 2007, the Fund had $83,843,188 in capital loss carryovers for federal income tax purposes expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended October 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Unrealized	Capital Loss	Temporary Book/
Appreciation	Carryovers	Tax Differences

$189,383,116	$83,843,188	$(18,250)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and partnership investments. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $35,603,118 and $25,709,656 of ordinary income for the years ended October 31, 2007 and October 31, 2006, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

24

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

During the year ended October 31, 2007, the Fund had average borrowings outstanding of $152,644 at an average rate of 5.90% and paid interest of $9,006.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry and, therefore, may be more affected by changes in that industry than would be a comparable mutual fund that is not heavily weighted in any industry.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the

25

NOTES TO FINANCIAL STATEMENTS continued

financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006. The adoption of FIN 48 is not expected to have a material impact on the Fund’s financial statements. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

26

NOTES TO FINANCIAL STATEMENTS continued

14. SUBSEQUENT DISTRIBUTIONS

On December 13, 2007, the Fund declared distributions from net investment income to shareholders of record on December 12, 2007. The per share amounts payable on December 14, 2007 were as follows:

Net
Investment
Income

Class A	$0.0423
Class B	0.0213
Class C	0.0222
Class I	0.0491

These distributions are not reflected in the accompanying financial statements.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Utility and Telecommunications Fund, a series of the Evergreen Equity Trust, as of October 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These finan-cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Utility and Telecommunications Fund as of October 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 27, 2007

28

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 42.45% of ordinary income dividends paid during the fiscal year ended October 31, 2007 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended October 31, 2007, the Fund designates 52.86% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2007 year-end tax information will be reported on your 2007 Form 1099-DIV, which shall be provided to you in early 2008.

29

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, Crow Point Partners, LLC (the “Sub-Advisor”), or EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Utility and Telecommunications Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a time-line detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC and the Sub-Advisor in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and

30

ADDITIONAL INFORMATION (unaudited) continued

its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

31

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affil-iate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIS under its administrative services agreements with the funds.

32

ADDITIONAL INFORMATION (unaudited) continued

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that one of the Fund’s portfolio managers, Mr. Timothy O’Brien, who left EIMC to help form Crow Point, used to act as the Fund’s portfolio manager in his capacity as an employee of EIMC. The Trustees considered the Fund’s performance when Mr. O’Brien managed the Fund in his capacity as an employee of EIMC. The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class A shares had outperformed the Fund’s benchmark index, the S&P Utilities Index, and a majority of the funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by most of the other funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a defin-itive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

33

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35

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

564349 rv5    12/2007

Evergreen Health Care Fund

Evergreen

HEALTH CARE FUND

Annual Report
as of October 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Health Care Fund for the twelve-month period ended October 31, 2007.

Equity markets delivered solid returns during the twelve-month period, with stock values driven higher by the sustained, global economic expansion and persistently improving corporate profitability. After producing very strong results in the first half of the fiscal year, the markets became more volatile in the closing months of the period, however. Then, weakness in the U.S. housing industry led to rapidly deteriorating conditions in the subprime mortgage market, raising anxieties in credit markets throughout the globe and roiling equity markets. These concerns prompted the U.S. Federal Reserve Board and other major central banks to intervene and inject additional liquidity into the capital markets. While these steps over the period’s final three months restored some measure of confidence, equity investors continued to watch warily for signs of economic weakness. Stocks of U.S. companies produced healthy returns, although their performance trailed that of foreign stocks. As the period progressed, investors tended to favor larger companies with more consistent earnings, while the growth style of investing led the market after several years of outperformance by value stocks.

In the U.S. bond market, high-yield, corporate debt maintained a slight performance edge over higher-

LETTER TO SHAREHOLDERS continued

quality securities for the full twelvemonth period, but underperformed over the final six months of the fiscal year when problems in the subprime mortgage market raised concerns about credit quality. The latter half of the period witnessed a general flight to quality as investors sought out the highest quality securities, especially U.S. Treasuries and the sovereign debt of foreign developed nations. The U.S. dollar weakened against major foreign currencies, adding to the returns realized by U.S. investors in foreign markets.

Despite the problems in housing and subprime mortgages, the domestic economy maintained its growth trajectory. Solid increases in exports and in business investment helped offset declining residential values. At the same time, steadily rising employment levels and moderately improving wages increased prospects that healthy consumer spending patterns would be sustained.

Substantially exceeding expectations, U.S. Gross Domestic Product grew at an annual rate of 4.9% in the third quarter of 2007, significantly higher than the brisk 3.8% rate of the previous quarter. However, some signs of emerging economic weakness began to appear. Operating earnings of companies in the S&P 500 Index declined in the third quarter, principally because of dramatic write-downs taken by major corporations, predominately in the financials sector. Moreover, surging prices for oil, gold and most commodities, combined with the declining U.S. dollar, suggested some increased potential for rising inflation.

During the twelve-month period, managers of Evergreen’s sector funds focused on specific areas of the equity markets, with an emphasis on higher-quality companies with solid balance sheets. Managers of Evergreen Health Care Fund, for

LETTER TO SHAREHOLDERS continued

example, kept the fund well diversified among companies of different sizes, geographies and industry groups. Meanwhile, the team managing Evergreen Utility and Telecommunications Fund concentrated on utilities with improving fundamentals and in companies with the potential to increase dividends to shareholders.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

FUND AT A GLANCE

as of October 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Robert C. Junkin, CPA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/22/1999

	Class A	Class B	Class C	Class I
Class inception date	12/22/1999	12/22/1999	12/22/1999	12/22/1999

Nasdaq symbol	EHABX	EHCBX	EHCCX	EHCYX

Average annual return*

1-year with sales charge	7.02%	7.73%	11.74%	N/A

1-year w/o sales charge	13.57%	12.73%	12.74%	13.86%

5-year	16.22%	16.54%	16.76%	17.91%

Since portfolio inception	18.05%	18.09%	18.07%	19.25%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Comparison of a $10,000 investment in the Evergreen Health Care Fund Class A shares versus a similar investment in the S&P 1500 Supercomposite Healthcare Sector Index (S&P 1500 Healthcare), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 1500 Healthcare and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 13.57% for the twelve-month period ended October 31, 2007, excluding any applicable sales charges. During the same period, the S&P 1500 Healthcare returned 11.12% and the S&P 500 returned 14.56%.

The fund seeks long-term capital growth.

The overall equity market posted solid returns during the twelve-month period, but with higher levels of volatility than seen in several years due to numerous global and domestic factors. Returns from health care investments were mixed. Despite the short-term sell-off in the Chinese market in early 2007 and growing evidence of a slowing U.S. economy, the first half of the period saw positive performance across multiple sectors. During the second half of the fiscal year, investors generally began to favor larger-cap, more liquid investments as the world’s capital markets began to feel the dual effects of the downturn in the U.S. housing market and the related crisis in the subprime mortgage market. Fears about the spreading effects of the subprime problem generated liquidity problems in credit markets throughout the world.

Diversification across market caps, geographies and industry groups as well as a continued focus on intensive bottom-up research helped the fund outperform the S&P 1500 Healthcare. Our disciplined investment process focuses on growth opportunities trading at significant discounts to intrinsic worth. We emphasize positive business momentum for the medium and long terms, as well as the overall financial strength of the company. During the fiscal year, we made significant industry reallocations as we lowered exposure to biotechnology and pharmaceutical companies by consolidating into stocks in which we had the greatest conviction, including BioMarin Pharmaceutical, Isis Pharmaceuticals and Merck. At the same time, we sold our positions in Wyeth, Genzyme and Johnson & Johnson, where we believed growth prospects were lackluster. We increased our investments in equipment and supplies companies such as Hologic and Inverness Medical and life sciences instrument company Thermo Fisher Scientific, all of which exhibited attractive growth and valuation characteristics.

Stock selection in industry groups such as chemicals, biotechnology, pharmaceuticals and equipment and supplies provided the largest contributions to fund performance. The top performer was German chemical company Bayer AG, which has been transforming itself into a diversified health care company. It benefited from synergies gained through its 2006 acquisition of Schering AG. Biotechnology companies BioMarin Pharmaceuticals and Alexion Pharmaceuticals appreciated in value based on solid product momentum. Within major pharmaceuticals, our underweight allocations to Pfizer, Johnson & Johnson and Eli Lilly aided performance, as these stocks all fell in price. In the equipment industry, strong product momentum from defibrillator manufacturer ZOLL Medical and from genetic diagnostic test manufacturer Gen-Probe helped both corporations post solid growth in revenues and earnings.

The largest individual stock detractor was Inyx, an emerging pharmaceutical company engaged in developing proprietary drug delivery technologies and products for the respiratory and dermatological markets. The company placed several of its subsidiaries in Chapter 11 bankruptcy protection after a dispute with its primary lender. This, in turn, led to the termination of a management-led buyout offer. The fund’s lack of exposure to specific niches in the providers and services area also held back performance, as pharmacy benefit managers such as Express Scripts and Medco Health performed well. Finally, several of our foreign holdings underperformed during the period after several years of strong performance. These included Novartis AG (ADS), Chugai Pharmaceutical Co., Ltd. and AstraZeneca plc.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors. The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of October 31, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2007	10/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,032.19	$ 8.35
Class B	$ 1,000.00	$ 1,028.57	$ 12.02
Class C	$ 1,000.00	$ 1,028.11	$ 12.01
Class I	$ 1,000.00	$ 1,033.67	$ 6.92
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,016.99	$ 8.29
Class B	$ 1,000.00	$ 1,013.36	$ 11.93
Class C	$ 1,000.00	$ 1,013.36	$ 11.93
Class I	$ 1,000.00	$ 1,018.40	$ 6.87

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.63% for Class A, 2.35% for Class B, 2.35% for Class C and 1.35% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 20.93	$ 19.38	$17.84	$ 16.97	$ 12.02

Income from investment operations
Net investment income (loss)	(0.09)	(0.12)[1]	(0.10)[1]	(0.15)[1]	(0.17)[1]
Net realized and unrealized gains or losses on investments	2.86	2.80	2.77	1.16	5.12

Total from investment operations	2.77	2.68	2.67	1.01	4.95

Distributions to shareholders from
Net realized gains	(0.61)	(1.13)	(1.13)	(0.14)	0

Net asset value, end of period	$ 23.09	$ 20.93	$19.38	$ 17.84	$ 16.97

Total return[2]	13.57%	14.46%	15.58%	6.02%	41.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$161,559	$148,460	$114,141	$92,378	$55,982
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.64%	1.69%	1.62%	1.72%	2.03%
Expenses excluding waivers/reimbursements and expense reductions	1.66%	1.70%	1.75%	1.82%	2.03%
Net investment income (loss)	(0.41%)	(0.63%)	(0.56%)	(0.81%)	(1.17%)
Portfolio turnover rate	71%	41%	79%	69%	154%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 19.76	$ 18.47	$17.17	$ 16.45	$ 11.74

Income from investment operations
Net investment income (loss)	(0.31)	(0.26)	(0.24)	(0.25)	(0.26)[1]
Net realized and unrealized gains or losses on investments	2.76	2.68	2.67	1.11	4.97

Total from investment operations	2.45	2.42	2.43	0.86	4.71

Distributions to shareholders from
Net realized gains	(0.61)	(1.13)	(1.13)	(0.14)	0

Net asset value, end of period	$ 21.60	$ 19.76	$18.47	$ 17.17	$ 16.45

Total return[2]	12.73%	13.72%	14.74%	5.29%	40.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$88,967	$97,682	$93,319	$90,268	$75,251
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.35%	2.39%	2.31%	2.43%	2.76%
Expenses excluding waivers/reimbursements and expense reductions	2.35%	2.40%	2.44%	2.53%	2.76%
Net investment income (loss)	(1.12%)	(1.32%)	(1.25%)	(1.53%)	(1.87%)
Portfolio turnover rate	71%	41%	79%	69%	154%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 19.74	$ 18.46	$17.16	$ 16.44	$ 11.73

Income from investment operations
Net investment income (loss)	(0.26)	(0.23)	(0.21)	(0.23)	(0.26)[1]
Net realized and unrealized gains or losses on investments	2.71	2.64	2.64	1.09	4.97

Total from investment operations	2.45	2.41	2.43	0.86	4.71

Distributions to shareholders from
Net realized gains	(0.61)	(1.13)	(1.13)	(0.14)	0

Net asset value, end of period	$ 21.58	$ 19.74	$18.46	$ 17.16	$ 16.44

Total return[2]	12.74%	13.67%	14.75%	5.29%	40.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$66,280	$65,655	$54,620	$47,667	$34,629
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.35%	2.39%	2.31%	2.43%	2.76%
Expenses excluding waivers/reimbursements and expense reductions	2.35%	2.40%	2.44%	2.53%	2.76%
Net investment income (loss)	(1.12%)	(1.33%)	(1.26%)	(1.52%)	(1.88%)
Portfolio turnover rate	71%	41%	79%	69%	154%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$21.36	$ 19.70	$18.07	$ 17.13	$12.11

Income from investment operations
Net investment income (loss)	(0.02)[1]	(0.07)[1]	(0.04)[1]	(0.09)[1]	(0.13)[1]
Net realized and unrealized gains or losses on investments	2.91	2.86	2.80	1.17	5.15

Total from investment operations	2.89	2.79	2.76	1.08	5.02

Distributions to shareholders from
Net realized gains	(0.61)	(1.13)	(1.13)	(0.14)	0

Net asset value, end of period	$23.64	$ 21.36	$19.70	$ 18.07	$17.13

Total return	13.86%	14.80%	15.90%	6.37%	41.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,535	$14,210	$10,848	$11,516	$3,314
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.35%	1.39%	1.31%	1.39%	1.75%
Expenses excluding waivers/reimbursements and expense reductions	1.35%	1.40%	1.44%	1.49%	1.75%
Net investment income (loss)	(0.11%)	(0.33%)	(0.22%)	(0.48%)	(0.86%)
Portfolio turnover rate	71%	41%	79%	69%	154%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2007

	Shares	Value

COMMON STOCKS 94.2%
CONSUMER STAPLES 2.5%
Food & Staples Retailing 2.5%
CVS Caremark Corp.	195,813	$8,179,109

HEALTH CARE 85.0%
Biotechnology 22.5%
Alexion Pharmaceuticals, Inc. *	75,352	5,764,428
Altus Pharmaceuticals, Inc. * (p)	21,000	290,640
Amgen, Inc. *	115,749	6,726,174
Antisoma plc *	1,648,500	1,030,691
Applera Corp. – Celera Genomics Group *	117,877	1,922,574
ArQule, Inc. *	146,637	1,151,100
Array BioPharma, Inc. *	55,000	616,000
Biogen Idec, Inc. *	35,697	2,657,285
BioMarin Pharmaceutical, Inc. * (p)	154,759	4,291,467
Celgene Corp. *	50,328	3,321,648
Cephalon, Inc. * (p)	58,000	4,276,920
Cepheid *	133,178	3,446,647
Cubist Pharmaceuticals, Inc. *	19,494	456,160
Gen-Probe, Inc. * (p)	89,831	6,289,967
Genentech, Inc. *	43,116	3,196,189
Human Genome Sciences, Inc. * (p)	183,873	1,739,438
Incyte Corp. *	269,710	2,335,689
Indevus Pharmaceuticals, Inc. *	264,927	2,039,938
Isis Pharmaceuticals, Inc. * (p)	236,337	4,164,258
Medarex, Inc. * (p)	3,922	46,868
Orchid Cellmark, Inc. *	278,634	1,549,205
OSI Pharmaceuticals, Inc. *	95,025	3,950,189
Panacos Pharmaceuticals, Inc. *	378,777	946,942
Regeneron Pharmaceuticals, Inc. *	89,000	1,958,000
Theratechnologies, Inc. *	504,000	6,080,152
Vertex Pharmaceuticals, Inc. *	98,000	3,169,320

		73,417,889

Health Care Equipment & Supplies 17.4%
Abiomed, Inc. * (p)	120,099	1,641,753
Beckman Coulter, Inc.	47,000	3,328,540
Boston Scientific Corp. *	227,000	3,148,490
C.R. Bard, Inc.	9,000	752,490
Covidien, Ltd.	46,000	1,913,600
ev3, Inc. * (p)	207,000	3,038,760
Fresenius SE	39,660	3,087,524
Hologic, Inc. *	46,000	3,124,780
Hospira, Inc. *	70,141	2,898,928
Invacare Corp.	91,500	2,475,990
Inverness Medical Innovations, Inc. * (p)	90,000	5,408,100
Medipattern Corp. *	147,387	186,959
Medtronic, Inc.	60,000	2,846,400

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
NMT Medical, Inc. * (p)	216,498	$1,615,075
Smith & Nephew plc	209,000	2,829,126
St. Jude Medical, Inc. *	77,253	3,146,515
Synthes, Inc.	22,500	2,811,644
Thoratec Corp. * (p)	170,000	3,394,900
TranS1, Inc. * (p)	18,000	450,000
Varian Medical Systems, Inc. *	61,000	2,974,970
Vital Signs, Inc.	34,767	1,839,174
Zoll Medical Corp. *	154,000	3,766,840

		56,680,558

Health Care Providers & Services 8.8%
Brookdale Senior Living, Inc. (p)	40,485	1,493,491
Cardinal Health, Inc.	99,500	6,768,985
Emeritus Corp. *	171,000	5,643,000
Fresenius Medical Care AG & Co. KGaA	55,713	2,943,319
McKesson Corp.	55,000	3,635,500
Medco Health Solutions, Inc. *	22,500	2,123,550
WellPoint, Inc. *	78,000	6,179,940

		28,787,785

Life Sciences Tools & Services 9.7%
AMAG Pharmaceuticals, Inc. * (p)	88,765	5,800,793
Applera Corp. – Applied Biosystems Group	88,114	3,272,554
Bio-Rad Laboratories, Inc., Class A *	34,265	3,309,314
Enzo Biochem, Inc. * (p)	325,000	3,935,750
Helicos BioSciences Corp. *	90,000	1,272,600
Pharmaceutical Product Development, Inc.	84,000	3,548,160
Qiagen NV *	79,000	1,859,660
Sequenom, Inc. * + (s)	88,600	811,576
Sequenom, Inc. * (p)	92,383	897,039
Thermo Fisher Scientific, Inc. *	120,109	7,063,610

		31,771,056

Pharmaceuticals 26.6%
Abbott Laboratories	103,845	5,672,014
Adams Respiratory Therapeutics, Inc. * (p)	110,000	4,833,400
Auxilium Pharmaceuticals, Inc. * (p)	154,000	4,067,140
Bristol-Myers Squibb Co.	135,936	4,076,721
Chugai Pharmaceutical Co., Ltd. (p)	140,000	2,426,663
Eurand NV *	166,118	2,284,122
Forest Laboratories, Inc. *	126,000	4,922,820
Inspire Phamaceuticals, Inc. *	120,000	748,800
Ipsen (p)	108,852	6,197,620
Merck & Co., Inc.	245,642	14,311,103
Merck KGaA	36,560	4,580,700

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Novartis AG, ADR	60,300	$3,206,151
Novo Nordisk AS	25,950	3,227,141
Pfizer, Inc.	132,000	3,248,520
Roche Holding AG	16,642	2,842,735
Schering-Plough Corp.	283,000	8,637,160
Sepracor, Inc. * (p)	90,000	2,478,600
Shire plc	230,000	5,753,836
Sirtris Pharmaceuticals, Inc. * (p)	45,875	778,040
Spectrum Pharmaceuticals, Inc. * (p)	274,055	1,038,668
XenoPort, Inc. *	29,000	1,423,320

		86,755,274

MATERIALS 6.7%
Chemicals 6.7%
Bayer AG	214,864	17,965,697
Monsanto Co.	13,000	1,269,190
Syngenta AG	11,000	2,654,104

		21,888,991

Total Common Stocks (cost $237,138,173)		307,480,662

RIGHTS 0.0%
HEALTH CARE 0.0%
Pharmaceuticals 0.0%
Valera Pharmaceuticals, Inc. * + (p) (cost $0)	410,964	0

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 16.0%
CORPORATE BONDS 1.8%
Capital Markets 0.9%
Bear Stearns Cos., FRN, 5.08%, 01/10/2008	$ 1,000,488	998,946
Morgan Stanley, FRN, 5.12%, 01/11/2008	2,002,140	2,000,517

		2,999,463

Consumer Finance 0.3%
Toyota Motor Credit Corp., FRN, 4.82%, 05/08/2008	1,000,000	998,890

Diversified Financial Services 0.6%
Bank of America Corp., FRN, 4.99%, 06/13/2008	2,000,000	2,000,394

	Shares	Value

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investment Trust Government & Agency Portfolio, Class I,
4.84% q	257,602	257,602

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ 14.1%
ABN AMRO, Inc., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity
value $5,000,697	$ 5,000,000	$ 5,000,000
Banc of America Securities, LLC, 5.01%, dated 10/31/2007, maturing
11/01/2007, maturity value $13,001,809	13,000,000	13,000,000
BNP Paribas Securities, Inc., 5.02%, dated 10/31/2007, maturing
11/01/2007, maturity value $4,000,558	4,000,000	4,000,000
Cantor Fitzgerald & Co., 5.125%, dated 10/31/2007, maturing 11/01/2007,
maturity value $3,000,427	3,000,000	3,000,000
Credit Suisse First Boston, LLC, 5.02%, dated 10/31/2007, maturing
11/01/2007, maturity value $4,000,558	4,000,000	4,000,000
Deutsche Bank Securities, Inc., 5.02%, dated 10/31/2007, maturing
11/01/2007, maturity value $2,000,279	2,000,000	2,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.02%, dated 10/31/2007,
maturing 11/01/2007, maturity value $5,000,697	5,000,000	5,000,000
Greenwich Capital Markets, Inc., 5.02%, dated 10/31/2007, maturing
11/01/2007, maturity value $3,000,418	3,000,000	3,000,000
Lehman Brothers, Inc., 5.01%, dated 10/31/2007, maturing 11/01/2007,
maturity value $3,000,418	3,000,000	3,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.01%, dated 10/31/2007,
maturing 11/01/2007, maturity value $4,000,557	4,000,000	4,000,000

		46,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $52,256,349)		52,256,349

	Shares	Value

SHORT-TERM INVESTMENTS 5.5%
MUTUAL FUND SHARES 5.5%
Evergreen Institutional U.S. Government Money Market Fund, Class I,
4.60% q ø (cost $17,749,209)	17,749,209	17,749,209

Total Investments (cost $307,143,731) 115.7%		377,486,220
Other Assets and Liabilities (15.7%)		(51,145,528)

Net Assets 100.0%		$ 326,340,692

*	Non-income producing security
(p)	All or a portion of this security is on loan.
+	Security is deemed illiquid.
(s)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 172 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007

Summary of Abbreviations
ADR	American Depository Receipt
FRN	Floating Rate Note

The following table shows the percent of total long-term investments by industry as of October 31, 2007:

Pharmaceuticals	28.2%
Biotechnology	23.9%
Health Care Equipment & Supplies	18.4%
Life Sciences Tools & Services	10.3%
Health Care Providers & Services	9.4%
Chemicals	7.1%
Food & Staples Retailing	2.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007

Assets
Investments in securities, at value (cost $243,394,522) including $48,353,854 of
securities loaned	$ 313,737,011
Investments in affiliated money market fund, at value (cost $17,749,209)	17,749,209
Investments in repurchase agreements, at value (cost $46,000,000)	46,000,000

Total investments	377,486,220
Foreign currency, at value (cost $146,343)	148,058
Receivable for securities sold	2,244,631
Receivable for Fund shares sold	315,329
Dividends receivable	238,144
Receivable for securities lending income	24,598
Prepaid expenses and other assets	8,218

Total assets	380,465,198

Liabilities
Payable for securities purchased	985,579
Payable for Fund shares redeemed	805,885
Payable for securities on loan	52,256,349
Advisory fee payable	7,851
Distribution Plan expenses payable	109
Due to other related parties	1,103
Accrued expenses and other liabilities	67,630

Total liabilities	54,124,506

Net assets	$ 326,340,692

Net assets represented by
Paid-in capital	$ 231,177,546
Undistributed net investment loss	(8,359)
Accumulated net realized gains on investments	24,825,281
Net unrealized gains on investments	70,346,224

Total net assets	$ 326,340,692

Net assets consists of
Class A	$ 161,559,095
Class B	88,966,537
Class C	66,279,796
Class I	9,535,264

Total net assets	$ 326,340,692

Shares outstanding (unlimited number of shares authorized)
Class A	6,996,665
Class B	4,118,899
Class C	3,070,861
Class I	403,364

Net asset value per share
Class A	$ 23.09
Class A — Offering price (based on sales charge of 5.75%)	$ 24.50
Class B	$ 21.60
Class C	$ 21.58
Class I	$ 23.64

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended October 31, 2007

Investment income
Dividends (net of foreign withholding taxes of $156,177)	$ 3,256,389
Income from affiliate	476,347
Securities lending	310,211

Total investment income	4,042,947

Expenses
Advisory fee	2,922,317
Distribution Plan expenses
Class A	467,934
Class B	942,295
Class C	670,201
Administrative services fee	327,208
Transfer agent fees	850,441
Trustees’ fees and expenses	7,371
Printing and postage expenses	75,070
Custodian and accounting fees	137,298
Registration and filing fees	96,912
Professional fees	32,802
Other	7,591

Total expenses	6,537,440
Less: Expense reductions	(9,797)
Expense reimbursements	(28,832)

Net expenses	6,498,811

Net investment loss	(2,455,864)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	28,781,642
Foreign currency related transactions	(15,047)

Net realized gains on investments	28,766,595
Net change in unrealized gains or losses on investments	13,654,111

Net realized and unrealized gains or losses on investments	42,420,706

Net increase in net assets resulting from operations	$ 39,964,842

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2007		2006

Operations
Net investment loss	$ (2,455,864)		$ (2,969,731)
Net realized gains on investments	28,766,595		14,460,277
Net change in unrealized gains or losses
on investments	13,654,111		27,654,162

Net increase in net assets resulting from
operations	39,964,842		39,144,708

Distributions to shareholders from
Net realized gains
Class A	(4,253,583)		(6,725,107)
Class B	(2,971,200)		(5,698,290)
Class C	(1,994,765)		(3,373,660)
Class I	(408,071)		(615,946)

Total distributions to shareholders	(9,627,619)		(16,413,003)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,998,055	42,781,867	2,712,649	53,686,026
Class B	250,697	5,053,199	533,693	10,029,323
Class C	582,205	11,667,136	994,644	18,623,131
Class I	123,827	2,724,254	197,175	4,021,797

	62,226,456		86,360,277

Net asset value of shares issued in
reinvestment of distributions
Class A	186,494	3,867,888	323,278	6,103,480
Class B	137,029	2,676,177	289,214	5,188,491
Class C	75,186	1,466,875	146,996	2,634,170
Class I	17,976	380,733	29,450	565,737

	8,391,673		14,491,878

Automatic conversion of Class B shares
to Class A shares
Class A	244,282	5,273,563	64,138	1,271,724
Class B	(260,594)	(5,273,563)	(67,695)	(1,271,724)

	0		0

Payment for shares redeemed
Class A	(2,524,202)	(54,309,976)	(1,897,513)	(37,439,285)
Class B	(952,328)	(19,244,908)	(862,313)	(16,201,802)
Class C	(912,043)	(18,392,946)	(774,572)	(14,586,359)
Class I	(403,747)	(8,673,922)	(112,082)	(2,277,144)

	(100,621,752)		(70,504,590)

Net increase (decrease) in net assets
resulting from capital share
transactions	(30,003,623)		30,347,565

Total increase in net assets	333,600		53,079,270
Net assets
Beginning of period	326,007,092		272,927,822

End of period	$ 326,340,692		$ 326,007,092

Undistributed net investment loss	$ (8,359)		$ (5,153)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Health Care Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

NOTES TO FINANCIAL STATEMENTS continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend.

NOTES TO FINANCIAL STATEMENTS continued

Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses. During the year ended October 31, 2007, the following amounts were reclassified:

Paid-in capital	$ (2,467,705)
Undistributed net investment loss	2,452,658
Accumulated net realized gains on investments	15,047

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase. For the year ended October 31, 2007, the advisory fee was equivalent to 0.89% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended October 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $28,832.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.26% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended October 31, 2007, the Fund paid brokerage commissions of $21,670 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2007, EIS received $46,297 from the sale of Class A shares and $19,993, $161,767 and $10,412 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $226,473,917 and $265,104,288, respectively, for the year ended October 31, 2007.

During the year ended October 31, 2007, the Fund loaned securities to certain brokers. At Octo-ber 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $48,353,854 and $52,256,349, respectively.

On October 31, 2007, the aggregate cost of securities for federal income tax purposes was $308,164,168. The gross unrealized appreciation and depreciation on securities based on tax cost was $77,557,101 and 8,235,049, respectively, with a net unrealized appreciation of $69,322,052.

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended October 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Long-term	Unrealized	Temporary Book/
Capital Gain	Appreciation	Tax Differences

$25,845,718	$69,325,787	($8,359)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended October 31,

	2007	2006

Ordinary Income	$ 7,645,640	$ 7,469,704
Long-term Capital Gain	1,981,979	8,943,299

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an

NOTES TO FINANCIAL STATEMENTS continued

annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the year ended October 31, 2007, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry and, therefore, may be more affected by changes in that industry than would be a comparable mutual fund that is not heavily weighted in any industry.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS continued

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006. The adoption of FIN 48 is not expected to have a material impact on the Fund’s financial statements. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

14. SUBSEQUENT DISTRIBUTIONS

On December 4, 2007, the Fund declared distributions from long-term capital gains to shareholders of record on December 3, 2007. The per share amounts payable on December 5, 2007 were as follows:

Long-term
Capital Gains

Class A	$ 1.79410
Class B	$ 1.79410
Class C	$ 1.79410
Class I	$ 1.79410

These distributions are not reflected in the accompanying financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Health Care Fund, a series of the Evergreen Equity Trust, as of October 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Health Care Fund as of October 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 27, 2007

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $1,981,979 for the fiscal year ended October 31, 2007.

For corporate shareholders, 22.78% of ordinary income dividends paid during the fiscal year ended October 31, 2007 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended October 31, 2007, the Fund designates 35.61% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2007 year-end tax information will be reported on your 2007 Form 1099-DIV, which shall be provided to you in early 2008.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Health Care Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams,

ADDITIONAL INFORMATION (unaudited) continued

and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer

ADDITIONAL INFORMATION (unaudited) continued

mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally.

ADDITIONAL INFORMATION (unaudited) continued

The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2006, the Fund’s Class A shares had outperformed the Fund’s benchmark index, the S&P 1500 Supercomposite Healthcare Sector Index, and a majority of the funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other funds against which the Trustees compared the Fund’s management fee, but that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

The Trustees considered information regarding the rates at which other clients pay advisory fees to EIMC or its affiliates for advisory services that are comparable to the advisory services they provide to the Fund. Fees charged by EIMC to those other clients were generally lower than those charged to the Fund. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, and concluded that the performance of those accounts did not reflect any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered information regarding the rates at which other non-Evergreen mutual funds pay advisory fees to EIMC or its affiliates for sub-advisory services that are comparable to

ADDITIONAL INFORMATION (unaudited) continued

the advisory services EIMC or its affiliates provide to the Fund. Fees charged by EIMC to those other clients were generally lower than those charged to the Fund. EIMC explained that the services and resources required of EIMC where it sub-advises mutual funds sponsored by others are substantially less than in the case of the funds, since many of the compliance and regulatory responsibilities related to the management function are retained by the primary adviser. The Trustees also considered the investment performance of those other funds sub-advised by EIMC and its affiliates, and concluded that the performance of those funds did not reflect any substantial difference in the quality of the service provided by EIMC and its affiliates to those funds.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profit-ability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund's advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profit-ability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $285 billion in assets as of September 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

564347 rv5 12/2007

Evergreen Investments™

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564347  rv5    12/2007

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 6 series of the Registrant’s annual financial statements for the fiscal years ended October 31, 2007 and October 31, 2006, and fees billed for other services rendered by KPMG LLP.

	2007	2006
Audit fees	$46,200	$43,200
Audit-related fees	0	0
Tax fees (1)	1,200	1,050
Non-audit fees (2)	1,208,367	665,575
All other fees	0	0

Total fees	$1,255,767	$709,825

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

(2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund
Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro
Principal Executive Officer

Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro
Principal Executive Officer

Date: December 28, 2007

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: December 28, 2007